UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blavin & Company, Inc.
Address: 7025 North Scottsdale Road
         Suite 230
         Scottsdale, AZ  85253

13F File Number:  28-05875

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Spalter
Title:     President
Phone:     480.368.1513

Signature, Place, and Date of Signing:

     Michael H. Spalter     Scottsdale, AZ     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $1,585,641 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106   240845  4806336 SH       SOLE                  4806336
AUTOLIV INC                    COM              052800109   168973  3624468 SH       SOLE                  3624468
CBS CORP NEW                   CL B             124857202    97450  5000000 SH  CALL SOLE                  5000000
CBS CORP NEW                   CL B             124857202    29364  1506610 SH       SOLE                  1506610
MCGRAW HILL COS INC            COM              580645109    80240  2000000 SH  CALL SOLE                  2000000
MCGRAW HILL COS INC            COM              580645109   593122 14783700 SH       SOLE                 14783700
MOHAWK INDS INC                COM              608190104   202055  3152180 SH       SOLE                  3152180
MOODYS CORP                    COM              615369105     6957   202000 SH       SOLE                   202000
VISA INC                       COM CL A         92826C839     4066    50000 SH       SOLE                    50000
WELLS FARGO & CO NEW           COM              949746101   162569  6845000 SH  CALL SOLE                  6845000